Derivative Financial Instruments - Derivative contracts (Details) - Forward foreign exchange contracts held for trading - EUR € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€) contract
Forward foreign exchange contracts held for trading
Number of agreements entered into | contract	15
Notional amount | €	€ 11,500